Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10K) - CAD	Jun. 30, 2016	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	CAD 19,548	CAD 26,066
2018	26,064	26,400
2019	CAD 17,376	CAD 17,600